LifeX 2055 Inflation-Protected Longevity Income ETF Investment Objectives and Goals - LifeX 2055 Inflation-Protected Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	LifeX 2055 Inflation-Protected Longevity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”)[1] seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2055.There can be no assurance that the Fund will achieve its investment objective.